CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 104,084	$ 158,691
Accounts receivable (net of allowance for doubtful accounts of $36 and $34 as of December 31, 2017 and 2018, respectively)	876	901
Inventories	4,811	3,549
Prepaid expenses and other current assets	11,243	9,541
Loan receivables - current	582
Amounts due from related parties		126
Total current assets	121,596	172,808
Non-current assets
Restricted cash	746	543
Property, plant and equipment, net	45,896	40,163
Goodwill	25,096	428
Acquired intangible assets, net	4,491
Long-term investments	4,805	256
Deferred tax assets	16,195	12,430
Other non-current assets	24,048	3,110
Loan receivables - non-current	582
TOTAL ASSETS	243,455	229,738
Current liabilities
Prepayments from customers, current portion (including prepayments from customers of the consolidated VIEs without recourse to the Group of $11,962 and $6,647 as of December 31, 2017 and 2018, respectively)	6,647	11,968
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Group of $48,123 and $54,443 as of December 31, 2017 and 2018, respectively)	60,429	51,854
Income tax payable (including income tax payable of the consolidated VIEs without recourse to the Group of $10,125 and $11,298 as of December 31, 2017 and 2018, respectively)	11,685	10,534
Deferred revenue, current portion (including deferred revenue of the consolidated VIEs without recourse to the Group of $22,327 and $29,578 as of December 31, 2017 and 2018, respectively)	29,578	22,666
Total current liabilities	108,339	97,022
Non-current liabilities
Prepayments from customers, non-current portion (including prepayments from customers of the consolidated VIEs without recourse to the Group of $8,542, and $3,582 as of December 31, 2017 and 2018, respectively)	3,582	8,542
Deferred revenue, non-current portion (including deferred revenue of the consolidated VIEs without recourse to the Group of $8,505, and $5,567 as of December 31, 2017 and 2018, respectively)	6,915	10,396
Other non-current liabilities (including other non-current liabilities of the consolidated VIEs without recourse to the Group of $8,484 and $8,541 as of December 31, 2017 and 2018, respectively)	8,541	8,484
Deferred income tax liabilities (including deferred income tax liabilities of the consolidated VIEs without recourse to the Group of nil and $1,110 as of December 31, 2017 and 2018, respectively)	1,110
TOTAL LIABILITIES	128,487	124,444
MEZZANINE EQUITY
Redeemable non-controlling interests	1,628
EQUITY
Ordinary shares (par value of $0.001 per share; 99,999,999 shares authorized; 29,213,801 and 29,213,801 shares issued and outstanding as of December 31, 2017 and 2018, respectively)	29	29
Additional paid-in capital	135,881	129,134
Statutory reserve	3,362	2,678
Accumulated other comprehensive income (losses)	(122)	783
Accumulated deficit	(30,421)	(28,879)
Total RYB Education, Inc. shareholders' equity	108,729	103,745
Non-controlling interest	4,611	1,549
TOTAL EQUITY	113,340	105,294
TOTAL LIABILITIES, MEZZANINE EQUITY AND TOTAL EQUITY	$ 243,455	$ 229,738